As filed with the Securities and Exchange Commission on May 11, 2001

                                               File Nos. 811-10267 and 333-53450

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
Pre-Effective Amendment No.      4                                           [X]
                            -----------
Post-Effective Amendment No.______                                           [ ]

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
         Amendment No.      4
                       -----------

                                 ASSETMARK FUNDS
               (Exact Name of Registrant as Specified in Charter)

                     2300 Contra Costa Boulevard, Suite 425
                          Pleasant Hill, CA 94523-3967
               (Address of Principal Executive Offices) (Zip Code)

                                 (800) 664-5345
              (Registrant's Telephone Numbers, Including Area Code)

                                  Carrie Hansen
                     2300 Contra Costa Boulevard, Suite 425
                          Pleasant Hill, CA 94523-3967
                     (Name and Address of Agent for Service)

                                   Copies to:

          Lisa Duda, Esq.                        Elaine Richards, Esq.
Stradley, Ronon, Stevens & Young LLP       Firstar Mutual Fund Services, LLC
      2600 One Commerce Square                  615 East Michigan Street
       Philadelphia, PA 19103                  Milwaukee, Wisconsin 53202


     As soon as practicable after this Registration Statement is declared effective. (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[   ]   immediately upon filing pursuant to paragraph (b).
[   ]   on (date) pursuant to paragraph (b).
[   ]   60 days after filing pursuant to paragraph (a)(1).
[   ]   on (date) pursuant to paragraph (a)(1).
[   ]   75 days after filing pursuant to paragraph (a)(2).
[   ]   on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

[    ] This  post-effective  amendment  designates  a new  effective  date for a previously filed post-effective amendment.

     This Pre-Effective Amendment No. 4 to the Registration Statement on Form N-1A for AssetMark Funds (the "Trust") incorporates by reference the following documents filed with Pre-Effective Amendment No. 3 to the Trust's Registration Statement on May 10, 2001:


Part A            -        Prospectus

Part B            -        Statement of Additional Information



                                 ASSETMARK FUNDS
                                     PART C
                                OTHER INFORMATION


Item 23.  EXHIBITS.

(a)  Declaration of Trust

     (1) Certificate of Trust dated as filed with the Secretary of State of Delaware on January 2, 2001 was previously filed with Registrant's Initial Registration on Form N-1A filed with the SEC on January 9, 2001 and is incorporated by reference.

     (2) Agreement and Declaration of Trust dated January 8, 2001 was previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on April 11, 2001 and is incorporated by reference.

(b) Bylaws dated January 8, 2001 was previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on April 11, 2001 and is incorporated by reference.

(c)  Instruments Defining Rights of Security Holders

          See Articles III, V and VI of the Registrant's Agreement and Declaration of Trust previously filed with the Registrant's Initial Registration Statement on Form N-1A on January 9, 2001 and incorporated by reference.

          See also, Article II of the Registrant's Bylaws, previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration
          Statement on Form N-1A with the SEC on April 11, 2001 and is incorporated by reference.

(d)  Investment Advisory Agreements

     (1) Investment Advisory Agreement between Registrant and AssetMark Investment Services, Inc. was previously filed with Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on May 10, 2001 and is incorporated by reference.

     (2) Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc. and Brandes Investment Partners, L.P. was previously filed with Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on May 10, 2001 and is incorporated by reference.

     (3) Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc. and Deutsche Asset Management was previously filed with Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on May 10, 2001 and is incorporated by reference.

     (4) Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc. and TCW Investment Management Company was previously filed with Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on May 10, 2001 and is incorporated by reference.

     (5) Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc. and Provident Investment Counsel was previously filed with Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on May 10, 2001 and is incorporated by reference.

     (6) Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc. and Cramer Rosenthal McGlynn, LLC was previously filed with Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on May 10, 2001 and is incorporated by reference.

     (7) Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc. and Ariel Capital Management, Inc. was previously filed with Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on May 10, 2001 and is incorporated by reference.

     (8) Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc. and William Blair & Co., LLC was previously filed with Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on May 10, 2001 and is incorporated by reference.

     (9) Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc. and Lazard Asset Management was previously filed with Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on May 10, 2001 and is incorporated by reference.

     (10) Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc. and Lombard Odier International Portfolio Management was previously filed with Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on May 10, 2001 and is incorporated by reference.

     (11) Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc. and Lend Lease Rosen Real Estate Securities, LLC was previously filed with Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on May 10, 2001 and is incorporated by reference.

     (12) Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc. and Weiss Peck & Greer, L.L.C. was previously filed with Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on May 10, 2001 and is incorporated by reference.

(e)  Underwriting Agreements

     (1) Form of Distribution Agreement between AssetMark Capital Corporation and Registrant was previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on April 11, 2001 and is incorporated by reference.

     (2) Form of Sub-Distribution Agreement between AssetMark Capital Corporation and Quasar Distributors, LLC was previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration
          Statement on Form N-1A with the SEC on April 11, 2001 and is incorporated by reference.

(f)  Bonus or Profit Sharing Contracts
          Not  Applicable.

(g) Form of Custodian Agreement between Registrant and Firstar Bank, N.A. is filed herewith as Exhibit No. EX-99.g.

(h)  Other Material Contracts

     (1) Form of Fund Administration Servicing Agreement between Registrant and Firstar Mutual Fund Services, LLC was previously filed with
          Registrant's   Pre-Effective  Amendment  No.  1  to  its  Registration
          Statement on Form N-1A with the SEC on April 11, 2001 and is incorporated by reference.

     (2) Form of Fund Transfer Agent Servicing Agreement between Registrant and Firstar Mutual Fund Services, LLC was previously filed with
          Registrant's   Pre-Effective  Amendment  No.  1  to  its  Registration
          Statement on Form N-1A with the SEC on April 11, 2001 and is incorporated by reference.

     (3) Form of Fund Accounting Servicing Agreement between Registrant and Firstar Mutual Fund Services, LLC was previously filed with
          Registrant's   Pre-Effective  Amendment  No.  1  to  its  Registration
          Statement on Form N-1A with the SEC on April 11, 2001 and is incorporated by reference.

(i) Opinion and Consent of Counsel was previously filed with Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on May 10, 2001 and is incorporated by reference.

(j)  Other Opinions

     (1) Consent of Independent Public Accountants is filed herewith as Exhibit No. EX-99.j.

     (2) Power of Attorney dated March 29, 2001 was previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration
          Statement on Form N-1A with the SEC on April 11, 2001 and is incorporated by reference.

(k)  Omitted Financial Statements
          Not  Applicable.

(l) Agreement Relating to Initial Capital is filed herewith as was previously filed with Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on May 10, 2001 and is incorporated by reference.

(m) Rule 12b-1 Plan was previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on April 11, 2001 and is incorporated by reference.

(n)  Rule 18f-3 Plan
          Not  Applicable.

(o)  Reserved.

(p)  Code of Ethics

     (1) Joint Code of Ethics for AssetMark Investment Services, Inc. and AssetMark Capital Corporation was previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on April 11, 2001 and is incorporated by reference.

     (2) Code of Ethics for Brandes Investment Partners, L.P. was previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on April 11, 2001 and is incorporated by reference.

     (3) Code of Ethics for Deutsche Asset Management was previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration
          Statement on Form N-1A with the SEC on April 11, 2001 and is incorporated by reference.

     (4) Code of Ethics for TCW Investment Management Company was previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on April 11, 2001 and is incorporated by reference.

     (5) Code of Ethics for Provident Investment Counsel was previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on April 11, 2001 and is incorporated by reference.

     (6) Code of Ethics for Cramer Rosenthal McGlynn, LLC was previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on April 11, 2001 and is incorporated by reference.

     (7) Code of Ethics for Ariel Capital Management, Inc. was previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on April 11, 2001 and is incorporated by reference.

     (8) Code of Ethics for William Blair & Co., LLC was previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration
          Statement on Form N-1A with the SEC on April 11, 2001 and is incorporated by reference.

     (9) Code of Ethics for Lazard Asset Management was previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration
          Statement on Form N-1A with the SEC on April 11, 2001 and is incorporated by reference.

     (10) Code of Ethics for Lombard Odier International Portfolio Management was previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on April 11, 2001 and is incorporated by reference.

     (11) Code of Ethics for Lend Lease Rosen Real Estate Securities, LLC was previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on April 11, 2001 and is incorporated by reference.

     (12) Code of Ethics for Weiss Peck & Greer, L.L.C. was previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on April 11, 2001 and is incorporated by reference.

     (13) Code of Ethics for Registrant was previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on April 11, 2001 and is incorporated by reference.


Item 24. Persons Controlled by or Under Common Control with Registrant.

     No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification.

     Article VII, Section 1 of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Business Trust Act, the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent of the Trust; and Investment Adviser, Principal Underwriter or placement agent of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. Nothing herein contained shall limit the liability of any agent from or against any liability to the Trust or any Shareholder to which such agent would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its respective duties to the Trust or the Shareholders.

     Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26.  Business and Other Connections of the Investment Advisor.

     Other business, profession, vocation, or employment of a substantial nature in which each director, partner or principal officer of each Investment Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

AssetMark Investment Services, Inc. (the "Advisor")

     The Advisor is the investment advisor to each of the Registrant's series, which currently consist of: AssetMark Large Cap Value Fund, AssetMark Large Cap Growth Fund, AssetMark Small/Mid Cap Value Fund, AssetMark Small/Mid Cap Growth Fund, AssetMark International Equity Fund, AssetMark Real Estate Securities
Fund, AssetMark Tax-Exempt Fixed Income Fund, and AssetMark Core Plus Fixed Income Fund (the "Funds"). The principal business address of the Advisor is 2300 Contra Costa Boulevard, Suite 425, Pleasant Hill, California, 94523-3967. The Advisor is an investment advisor registered under the Investment Advisers Act of 1940 (the "Advisers Act").


Name and Position with AssetMark   Other Company/ Business/Employment      Position/Relationship
                                                                           with other Company
Richard T. O'Toole, President      ACG Capital Corp.                       Vice President
                                   2300 Contra Costa Blvd., Suite 425
                                   Pleasant Hill, CA 94523

                                   ACG Realty Corp.                        Vice President & General
                                   2300 Contra Costa Blvd., Suite 425      Partner
                                   Pleasant Hill, CA 94523

Brian R. O'Toole, Secretary        ACG Capital Corp.                       Vice President
                                   2300 Contra Costa Blvd., Suite 425
                                   Pleasant Hill, CA 94523
                                   ACG Realty Corp.                        Vice President & General
                                   2300 Contra Costa Blvd., Suite 425      Partner
                                   Pleasant Hill, CA 94523

Richard E. Steiny, Treasurer       ACG Capital Corp.                       Vice President
                                   2300 Contra Costa Blvd., Suite 425
                                   Pleasant Hill, CA 94523

                                   ACG Realty Corp.                        Vice President & General
                                   2300 Contra Costa Blvd., Suite 425      Partner
                                   Pleasant Hill, CA 94523

Ronald D. Cordes, Senior Vice      ACG Capital Corp.                       President
President                          2300 Contra Costa Blvd., Suite 425
                                   Pleasant Hill, CA 94523

                                   ACG Management Corp.                    President
                                   2300 Contra Costa Blvd., Suite 425
                                   Pleasant Hill, CA 94523

James E. Minnick, Director         StoneRidge Investment Partners, LLC     Member, Board of Managing
                                   7 Great Valley Parkway, Suite 290       Members
                                   Malvern, PA 19355

                                   FITX Group Limited                      Director
                                   1 Park Road
                                   Hamilton HM 11
                                   Bermuda

                                   Philippe Investment Management, Inc.    Director
                                   The Chrysler Building
                                   405 Lexington Avenue
                                   New York, NY 10174

                                   Putnam Lovell Capital Partners, Inc.    President
                                   65 East 55th Street
                                   New York, NY 10022

                                   Putnam Lovell Group, Inc.               Managing Director
                                   65 East 55th Street
                                   New York, NY 10022

                                   Morgan Grenfell Investment Trust        President, Trustee
                                   885 Third Avenue
                                   New York, NY 10022

                                   Morgan Grenfell SMALL Cap Fund, Inc.    President, Director & CEO
                                   885 Third Avenue
                                   New York, NY 10022

                                   Morgan Grenfell, Inc.                   President, Director &
                                   885 Third Avenue                        Chief Executive Officer
                                   New York, NY 10022

                                   Morgan Grenfell, Inc.                   President, Secretary,
                                   885 Third Avenue                        Treasurer & Director
                                   New York, NY 10022

                                   Morgan Grenfell Asset Management        Director
                                   London, England
Daniel B. Seivert, Director        None                                    None


Brandes Investment Partners, L.P. ("Brandes")

     Brandes is a subadvisor to the Registrant's Large Cap Value Fund. The principal business address of Brandes is 11988 El Camino Real, Suite 500, San Diego, CA 92191-9048. Brandes is an investment advisor registered under the Advisers Act.

     No director, partner or principal officer of Brandes has at any time during the last two fiscal years engaged for his or her own account in any other business, profession, vocation, or employment of a substantial nature.

Deutsche Asset Management ("Deutsche")

     Deutsche is a subadvisor to the Registrant's Large Cap Value Fund. The principal business address of Deustsche is 130 Liberty Street, 17th Floor, New York, NY 10006. Deutsche is an investment advisor registered under the Advisers Act.

Name and Position with Deutsche       Other Company/ Business/Employment  Position/Relationship with other Company
Joshua Abraham Weinreich, Director    Bankers Trust Company               Managing Director
& Chairman                            130 Liberty Street
                                      New York, NY 10006

                                      Deutsche Bank AG                    Managing Director
                                      130 Liberty Street
                                      New York, NY 10006

Dean Sherman Barr, President &        RateXchange                         Board Member
Chief Investment Officer              185 Berry Street, Suite 3515
                                      San Francisco, CA 94107

                                      Bankers Trust Company               Managing Director
                                      130 Liberty Street
                                      New York, NY 10006

                                      Deutsche Bank AG                    Managing Director
                                      130 Liberty Street
                                      New York, NY 10006

Audrey Theresa Jones, Director &      SMALL Cap Fund                      Director & President
Executive Vice President              130 Liberty Street
                                      New York, NY 10006

Steven Schneider, Director &          Bankers Trust Company               Managing Director
Executive Vice President              130 Liberty Street
                                      New York, NY 10006

                                      Deutsche Bank AG                    Managing Director
                                      130 Liberty Street
                                      New York, NY 10006

William George Butterly, Secretary    Deutsche Bank AG                    Director
& Executive Vice President            130 Liberty Street
                                      New York, NY 10006

Mary Anne Mullin, Compliance Officer  Bankers Trust Company               Managing Director
                                      130 Liberty Street
                                      New York, NY 10006

Natalie Zornitsky, Director &         Bankers Trust Company               Managing Director
Executive Vice President              130 Liberty Street
                                      New York, NY 10006

                                      Deutsche Bank AG                    Managing Director
                                      130 Liberty Street
                                      New York, NY 10006

TCW Investment Management Company ("TCW")

         TCW is a subadvisor to the Registrant's Large Cap Growth and Small/Mid Cap Growth Funds. The principal business address of TCW is 865 South Figueroa St., Suite 1800, Los Angeles, CA 90017. TCW is an investment advisor registered under the Advisers Act.


Name and Position with TCW            Other Company/ Business/Employment   Position/Relationship with
                                                                           other Company
Christopher John Ainley, Managing     TCW Asset Management Company         Managing Director
Director                              865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      Trust Company of the West ("TCW")    Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Mark Louis Attanasio, Group           TCW Asset Management Company         Group Managing Director
Managing Director                     865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                  Group Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      The TCW Group, Inc.                  Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW/Crescent Mezzanine, L.L.C        Director & Managing
                                      11100 Santa Monica Boulevard,        Director
                                      Suite 2000
                                      Los Angeles, CA 90025
                                      Crescent MACH I G.P. Corporation     Sr. Vice President

Bonnie Niten Baha, Managing Director  TCW Asset Management Company         Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                  Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017
Philip Alan Barach, Group Managing    TCW Advisor, Inc.                    Group Managing Director
Director                                                                   and Chief Investment
                                                                           Officer

                                      TCW Asset Management Company         Group Managing Director
                                      865 South Figueroa St., Suite 1800   and Chief Investment
                                      Los Angeles, CA 90017                Officer

                                      TCW                                  Group Managing Director
                                      865 South Figueroa St., Suite 1800   and Chief Investment
                                      Los Angeles, CA 90017                Officer

Wendy Susan Barker, Senior Vice       TCW Asset Management Company         Senior Vice President
President                             865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                  Senior Vice President
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Javier Weichers Baz, Managing         TCW Asset Management Company         Director and Managing
Director                              865 South Figueroa St., Suite 1800   Director
                                      Los Angeles, CA 90017

                                      TCW                                  Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW London International, Limited    Director, President and
                                      16 Charles II Street                 Chief Executive Officer
                                      London SW1Y4QU

                                      TCW/Latin America Partners, L.L.C.   Investment Committee
                                                                           Member

Brian Michael Beitner, Managing       TCW Asset Management Company         Managing Director
Director                              865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                  Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Susan B. Bergan, Managing Director    TCW Asset Management Company         Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                  Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Robert David Beyer, Group Managing    TCW/Cresent Mezzanine, L.L.C.        Chairman of the Board
Director                              11100 Santa Monica Boulevard,
                                      Suite 2000
                                      Los Angeles, CA 90025

                                      TCW Asset Management Company         Director and Group
                                      865 South Figueroa St., Suite 1800   Managing Director
                                      Los Angeles, CA 90017

                                      TCW                                  Director and President
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      Crescent MACH I G.P. Corporation     President and Chief
                                                                           Executive Officer

Glenn Edward Bickerstaff, Managing    TCW Asset Management Company         Director and Managing
Director                              865 South Figueroa St., Suite 1800   Director
                                      Los Angeles, CA 90017

                                      TCW                                  Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Shannon M. Callan, Managing Director  TCW Asset Management Company         Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                  Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Nicholas John Capuano, Senior Vice    TCW Asset Management Company         Senior Vice President
President                             865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                  Senior Vice President
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Jean-Marc Chapus, Managing Director   TCW/Crescent Mezzanine, L.L.C.       Director, President and
                                      11100 Santa Monica Boulevard,        Chief Executive Officer
                                      Suite 2000
                                      Los Angeles, CA 90025

                                      TCW Asset Management Company         Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                  Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Timothy Patrick Costello, Managing    TCW/Crescent Mezzanine, L.L.C.       Managing Director
Director                              11100 Santa Monica Boulevard,
                                      Suite 2000
                                      Los Angeles, CA 90025

Tyler Doniphan Davis, Senior Vice     TCW Asset Management Company         Senior Vice President
President                             865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                  Senior Vice President
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Arnold August Egli, Senior Vice       TCW Asset Management Company         Senior Vice President
President                             865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                  Senior Vice President
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Ernest Odin Ellison,                  TCW Asset Management Company         Chairman-Investment Policy
Chairman-Investment Policy Committee  865 South Figueroa St., Suite 1800   Committee
                                      Los Angeles, CA 90017

                                      TCW                                  Director, Vice Chairman
                                      865 South Figueroa St., Suite 1800   and Chairman-Investment
                                      Los Angeles, CA 90017                Policy Committee

                                      The TCW Group, Inc.                  Director and Vice Chairman
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW Asia Limited                     Chairman-Investment Policy
                                                                           Committee

                                      TCW London International, Limited    Director and Vice Chairman
                                      16 Charles II Street
                                      London SW1Y4QU

                                      TCW Advisors, Inc.                   Investment Committee Member

Robert Ross Evans, Manging Director   TCW Asset Management Company         Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                  Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Richard Calvin Farra, Senior Vice     TCW Asset Management Company         Senior Vice President
President                             865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                  Senior Vice President
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Penelope Dyson Foley, Managing        TCW Asset Management Company         Director and Managing
Director                              865 South Figueroa St., Suite 1800   Director
                                      Los Angeles, CA 90017

                                      TCW                                  Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW Americas Management, L.P.        Partner

Douglas Stephen Foreman, Group        TCW Asset Management Company         Director and Group
Managing Director                     865 South Figueroa St., Suite 1800   Managing Director
                                      Los Angeles, CA 90017

                                      TCW                                  Group Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Edward Carr Franks, Managing          TCW Asset Management Company         Managing Director
Director                              865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                  Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Joseph John Galligan, Managing        TCW Asset Management Company         Managing Director
Director                              865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                  Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Nicola Francis Galluccio, Managing    TCW Asset Management Company         Director and Managing
Director                              865 South Figueroa St., Suite 1800   Director
                                      Los Angeles, CA 90017

                                      TCW                                  Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Mark Lazar Gold, Managing Director    TCW Asset Management Company         Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                  Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW Advisors, Inc.                   Managing Director

James Michael Goldberg, Managing      TCW Asset Management Company         Managing Director
Director                              865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                  Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Jeffrey Edward Gundlach, Group        TCW Asset Management Company         Director and Group
Managing Director                     865 South Figueroa St., Suite 1800   Managing Director
                                      Los Angeles, CA 90017

                                      TCW                                  Director and Group
                                      865 South Figueroa St., Suite 1800   Managing Director
                                      Los Angeles, CA 90017

Robert Maxwell Hanisee, Managing      TCW Asset Management Company         Managing Director and
Director and Chief Investment         865 South Figueroa St., Suite 1800   Chief Investment
Officer-Private Client Services       Los Angeles, CA 90017                Officer-Private Client
                                                                           Services

                                      TCW                                  Managing Director and
                                      865 South Figueroa St., Suite 1800   Chief Investment
                                      Los Angeles, CA 90017                Officer-Private Client
                                                                           Services

Frederick Hamilton Horton, Managing   TCW Asset Management Company         Managing Director
Director                              865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                  Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Kevin Alan Hunter, Managing Director  TCW Asset Management Company         Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                  Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Charles Larsen, Managing Director     TCW Asset Management Company         Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                  Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Thomas Duerson Lyon, Managing         TCW Asset Management Company         Managing Director
Director                              865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                  Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Thomas Kaho McKissick, Managing       TCW Asset Management Company         Managing Director
Director                              865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                  Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Michael Patrick Reilly, Managing      TCW Asset Management Company         Managing Director
Director                              865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                  Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

John Crowley Rocchio, Managing        TCW/Crescent Mezzanine, L.L.C.       Managing Director
Director                              11100 Santa Monica Boulevard,
                                      Suite 2000
                                      Los Angeles, CA 90025

                                      TCW                                  Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Nathan Bradley Sandler, Managing      TCW Asset Management Company         Managing Director
Director                              865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                  Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Darryl Louis Schall, Managing         TCW Asset Management Company         Managing Director
Director                              865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                  Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Susan Suvall Schottenfeld, Senior     TCW Asset Management Company         Senior Vice President
Vice President                        865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                  Senior Vice President
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

William Charles Schubert, Managing    TCW Asset Management Company         Managing Director
Director                              865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                  Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Barr Zion Segal, Managing Director    TCW Asset Management Company         Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                  Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Mark Douglas Senkpeil, Senior Vice    TCW Asset Management Company         Senior Vice President
President                             865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                  Senior Vice President
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

William Charles Sonneborn,            TCW Asset Management Company         Executive Vice President
Executive Vice President              865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                  Executive Vice President
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      The TCW Group, Inc.                  Executive Vice President
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW Advisors, Inc.                   Executive Vice President

                                      TCW London International, Limited    Managing Director
                                      16 Charles II Street
                                      London SW1Y4QU

                                      TCW/Latin America Partners, L.L.C.   Managing Director

Komal S. Sri-Kumar, Managing          TCW Asset Management Company         Director and Managing
Director                              865 South Figueroa St., Suite 1800   Director
                                      Los Angeles, CA 90017

                                      TCW                                  Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Nicholas William Tell, Jr.,           TCW Asset Management Company         Director-Chairman and
Managing Director                     865 South Figueroa St., Suite 1800   President
                                      Los Angeles, CA 90017

                                      TCW                                  Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW/Crescent Mezzanine, L.L.C.       Managing Director

                                      11100 Santa Monica Boulevard,
                                      Suite 2000
                                      Los Angeles, CA 90025

                                      Crescent MACH I G.P. Corporation     Vice President

                                      Crescent Securities Corporation      Financial Principal

Melissa Vine Weiler, Managing         TCW                                  Managing Director
Director                              865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Gregory Whiteley, Senior Vice         TCW Asset Management Company         Senior Vice President
President                             865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                  Senior Vice President
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW Advisors, Inc.                   Senior Vice President

Lisa Zeller, Senior Vice President    TCW Asset Management Company         Senior Vice President
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                  Senior Vice President
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Alvin Robert Albe, Jr., President     TCW Asset Management Company         Director and Executive
and Chief Executive Officer           865 South Figueroa St., Suite 1800   Vice President
                                      Los Angeles, CA 90017

                                      The TCW Group, Inc.                  Director and Executive
                                      865 South Figueroa St., Suite 1800   Vice President
                                      Los Angeles, CA 90017

                                      TCW London International, Limited    Director and Executive
                                      16 Charles II Street                 Vice President
                                      London SW1Y4QU

                                      TCW Advisors, Inc.                   Director and Executive
                                                                           Vice President

                                      TCW/Latin America Partners, L.L.C.   Director

                                      TCW Asia Limited                     Director

Michael Edward Cahill, Secretary      TCW Asset Management Company         Secretary
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW Advisors, Inc.                   Secretary

                                      TCW/Crescent Mezzanine, L.L.C.       Secretary
                                      11100 Santa Monica Boulevard,
                                      Suite 2000
                                      Los Angeles, CA 90025

                                      TCW/Latin America Partners, L.L.C.   Managing Director

                                      TCW London International, Limited    Director and Managing
                                      16 Charles II Street                 Director
                                      London SW1Y4QU

David Stephen DeVito, Managing        TCW Asset Management Company         Managing Director and
Director and Chief Financial Officer  865 South Figueroa St., Suite 1800   Chief Financial Officer
                                      Los Angeles, CA 90017

                                      TCW                                  Managing Director and
                                      865 South Figueroa St., Suite 1800   Chief Financial Officer
                                      Los Angeles, CA 90017

                                      The TCW Group, Inc.                  Managing Director and
                                      865 South Figueroa St., Suite 1800   Chief Financial Officer
                                      Los Angeles, CA 90017

                                      TCW Advisors, Inc.                   Managing Director and
                                                                           Chief Financial Officer

                                      TCW/Crescent Mezzanine, L.L.C.       Managing Director and
                                      11100 Santa Monica Boulevard,        Chief Financial Officer
                                      Suite 2000
                                      Los Angeles, CA 90025

                                      TCW/Latin America Partners, L.L.C.   Chief Financial Officer
                                                                           and Treasurer

                                      TCW London International, Limited    Managing Director and
                                      16 Charles II Street                 Chief Financial Officer
                                      London SW1Y4QU

Thomas Ernest Larkin, Jr., Vice       TCW Asset Management Company         Director and Vice Chairman
Chairman                              865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                  Director and Vice Chairman
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW Group, Inc.                      Director and Vice Chairman
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW Adivsors, Inc.                   Director and Vice Chairman
Hilary Gilian Darcy Lord, Managing    TCW Asset Management Company         Managing Director and
Director and Chief Compliance         865 South Figueroa St., Suite 1800   Chief Compliance Officer
Officer                               Los Angeles, CA 90017

                                      TCW                                  Managing Director and
                                      865 South Figueroa St., Suite 1800   Chief Compliance Officer
                                      Los Angeles, CA 90017

                                      The TCW Group, Inc.                  Managing Director and
                                      865 South Figueroa St., Suite 1800   Chief Compliance Officer
                                      Los Angeles, CA 90017

                                      TCW Advisors, Inc.                   Managing Director and
                                                                           Chief Compliance Officer

Provident Investment Counsel ("Provident")

     Provident is a subadvisor to the Registrant's Large Cap Growth Fund. The principal business address of Provident is 300 North Lake Avenue, Pasadena, CA 91101. Provident is an investment advisor registered under the Advisers Act.

     No director, partner or principal officer of Provident has at any time during the last two fiscal years engaged for his or her own account in any other business, profession, vocation, or employment of a substantial nature.

Cramer Rosenthal McGlynn, LLC ("Cramer Rosenthal")

     Cramer Rosenthal is a subadvisor to the Registrant's Small/Mid Cap Value Fund. The principal address of Cramer Rosenthal is 707 Westchester Ave., White Plains, NY 10604. Cramer Rosenthal is an investment advisor registered under the Advisers Act.

Name and Position with Cramer         Other Company/ Business/Employment  Position/Relationship with
Rosenthal                                                                 other Company

Jay Brian Abramson, Executive Vice    Cramer Rosenthal McGlynn, Inc.      Executive Vice President
President                             707 Westchester Ave.
                                      White Plains, NY 10604

                                      CRM Equities, LLC                   Executive Vice President
                                      707 Westchester Ave.
                                      White Plains, NY 10604

                                      CRM Investors, Inc.                 Executive Vice President
                                      707 Westchester Ave.
                                      White Plains, NY 10604

Gerald Bertram Cramer, Chairman       Cramer Rosenthal McGlynn, Inc.      Chairman
                                      707 Westchester Ave.
                                      White Plains, NY 10604

                                      CRM Equities, LLC                   Chairman
                                      707 Westchester Ave.
                                      White Plains, NY 10604

                                      CRM Investors, Inc.                 Chairman
                                      707 Westchester Ave.
                                      White Plains, NY 10604

                                      Proxymed                            Director
                                      2555 Davia Road, Suite 110
                                      Fort Lauderdale, FL  33317

                                      Tecnomatrix Technology              Director
                                      16 Hagal im Avenue
                                      Herzliya, Israel, 46733

Fred Marden Filoon, Senior Vice       Cramer Rosenthal McGlynn, Inc.      Senior Vice President
President                             707 Westchester Ave.
                                      White Plains, NY 10604

                                      CRM Equities, LLC                   Senior Vice President
                                      707 Westchester Ave.
                                      White Plains, NY 10604

                                      CRM Investors, Inc.                 Senior Vice President
                                      707 Westchester Ave.
                                      White Plains, NY 10604

                                      Trudy Corp.                         Director
                                      353 Main Street
                                      Norwalk, CT 06851

Ronald Harward McGlynn, President &   Cramer Rosenthal McGlynn, Inc.      President & Chief
Chief Executive Officer               707 Westchester Ave.                Executive Officer
                                      White Plains, NY 10604

                                      CRM Equities, LLC                   President & Chief
                                      707 Westchester Ave.                Executive Officer
                                      White Plains, NY 10604

                                      CRM Investors, Inc.                 President & Chief
                                      707 Westchester Ave.                Executive Officer
                                      White Plains, NY 10604

Edward John Rosenthal, Vice Chairman  Cramer Rosenthal McGlynn, Inc.      Vice Chairman
                                      707 Westchester Ave.
                                      White Plains, NY 10604

                                      CRM Equities, LLC                   Vice Chairman
                                      707 Westchester Ave.
                                      White Plains, NY 10604

                                      CRM Investors, Inc.                 Vice Chairman
                                      707 Westchester Ave.
                                      White Plains, NY 10604

Lena Khatcherian, Portfolio Manager   None                                None

Ted Thomas Cecala, Chairman of the    None                                None

Board and Chief Executive Officer
William R. Cline, Jr., Executive      None                                None
Vice President

David Wade Jennings, Vice Chairman    None                                None

Ariel Capital Management, Inc. ("Ariel")

     Ariel is a subadvisor to the Registrant's Small/Mid Cap Value Fund. The principal business address of Ariel is 200 East Randolph Drive, Suite 2900, Chicago, IL 60601. Ariel is an investment advisor registered under the Advisers Act.


Name and Position with Ariel          Other Company/ Business/Employment   Position/Relationship with
                                                                           other Company
John Washington Rogers, Chairman      None                                 None
and Chief Executive Officer

Mellody Louise Hobson, President      None                                 None

Eric Taylor Mckissack, Senior Vice    None                                 None
President, Vice Chairman & Co-Chief
Investment Officer

James William Atkinson, Executive     None                                 None
Vice President & Chief Financial
and Administrative Officer

Merrillyn Jean Kosier, Senior Vice    None                                 None
President

Roger Paul Schmitt, Vice President,   None                                 None
Chief Information Officer

Peter Quentin Thompson, Senior Vice   None                                 None
President

Franklin Lyon Morton, Senior Vice     None                                 None
President, Director of Research

James Edward Bowman, Director         None                                 None
Henry B. Pearsall, Director           Pearsall et Pere                     Principal & Director
                                      140 W. Hubbard
                                      Chicago, IL 60622

Anna Maria Perez, Director            Chevron Corporation                  General Manager
                                      575 Market Street, Room 3144
                                      San Francisco, CA 94105

Robert Irving Solomon, Director       Ariba, Inc.                          Director of CPG/Retail
                                      6 East Scott Street, Unit 6          E-Commerce Solutions
                                      Chicago, IL 60610

Paula Wolff, Director                 The Metropolis 2020                  Senior Executive
                                      30 West Monroe, 18th Floor
                                      Chicago, IL 60603

David John Vitalie, Director          Chicago Board of Trade               President & Chief
                                      141 West Jackson, 6th Floor          Executive Officer
                                      Chicago, IL 60604


William Blair & Company, LLC ("William Blair")

     William Blair is a subadvisor to the Registrant's Small/Mid Cap Growth Fund. The principal business address of William Blair is 222 West Adam Street, 13th Floor, Chicago, IL 60606. William Blair is an investment advisor registered under the Advisers Act.

     No director, partner or principal officer of William Blair has at any time during the last two fiscal years engaged for his or her own account in any other business, profession, vocation, or employment of a substantial nature.

Lazard Asset Management ("Lazard")

     Lazard is a subadvisor to the Registrant's International Equity Fund. The principal business address of Lazard is 30 Rockefeller Plaza, New York, NY 10112-6300.

     Lazard is an investment advisor registered under the Advisers Act. The business and other connections of Lazard are set forth in the Uniform Application for Investment Adviser Registration of Lazard ("Form ADV") as filed with the SEC and incorporated by reference herein.

Name and Position with Lazard         Other Company/ Business/Employment  Position/Relationship with other Company
Michel Alexandre Davidweill,          Please refer to Form ADV.           Please refer to Form ADV.
Chairman

Norman Eig, Vice Chairman             Please refer to Form ADV.           Please refer to Form ADV.

Steven Jeffrey Golub, Chief           Please refer to Form ADV.           Please refer to Form ADV.
Financial Officer

Herbert Williams Gullquist, Vice      Please refer to Form ADV.           Please refer to Form ADV.
Chairman

Donald Emil Klein, Chief Compliance   Please refer to Form ADV.           Please refer to Form ADV.
Officer

Gerald Bruce Mazzari, Chief           Please refer to Form ADV.           Please refer to Form ADV.
Operating Officer

Scott David Hoffman, CLO              Please refer to Form ADV.           Please refer to Form ADV.


Lombard Odier International Portfolio Management Limited ("Lombard")

     Lombard is a subadvisor to the Registrant's International Equity Fund. The principal business address of Lombard is 12 East 49th Street, New York, NY 10017. Lombard is an investment advisor registered under the Advisers Act.

     No director, partner or principal officer of Lombard has at any time during the last two fiscal years engaged for his or her own account in any other business, profession, vocation, or employment of a substantial nature.

Lend Lease Rosen Real Estate Securities, LLC ("Lend Lease")

     Lend Lease is a subadvisor to the Registrant's Real Estate Securities Fund. The principal business address of Lend Lease is 1995 University Avenue, #550, Berkeley, CA, 94704. Lend Lease is an investment advisor registered under the Advisers Act.

Name and Position with             Other Company/ Business/Employment   Position/Relationship with
Lend Lease                                                              other Company
Kenneth T. Rosen, Chief Executive  Rosen Financial Services, Inc.       President
Officer                            1995 University Avenue, Suite 550
                                   Berkeley, CA 94704

                                   Rosen Consulting Group               President
                                   1995 University Avenue, Suite 550
                                   Berkeley, CA 94704

                                   University of California, Berkeley   Professor
                                   F602 Haas School #6105
                                   University of California, Berkeley
                                   Berkeley, CA 94720

                                   PMI Mortgage Insurance Co.           Director
                                   601 Montgomery, Suite 1800
                                   San Francisco, CA 94111

                                   Avatar Holdings, Inc.                Director
                                   201 Alhambra Circle, 12th Floor
                                   Coral Gables, FL 33134

                                   Golden West Financial Corporation    Director
                                   1901 Harrison Street
                                   Oakland, Ca 94612

Michael A. Torres, President       Manufactured Home Communities        Director
                                   2 North Riverside Plaza
                                   Chicago, IL 60606

                                   Lend Lease Funds                     Trustee
                                   1995 University Avenue, Suite 550
                                   Berkeley, CA 94704

Susan Lloyd-Hurwitz, President     Rosen Consulting Group               Chief Executive Officer
                                   1995 University Avenue, Suite 550
                                   Berkeley, CA 94704

                                   Lend Lease Funds                     Chairman
                                   1995 University Avenue, Suite 550
                                   Berkeley, CA 94704

Jerrold Barag, Chief Investment    None                                 None
Officer

Jennifer N. Lyons, Vice President  None                                 None

Gregory L. Prophet, Vice President None                                 None

Tanya Shaw Steinhofer, Vice        None                                 None
President


Weiss Peck & Greer, L.L.C. ("Weiss Peck")

     Weiss Peck is a subadvisor to the Registrant's Tax-Exempt Fixed Income Fund. The principal business address of Weiss Peck is One New York Plaza, 30th Floor, New York, NY 10004-1950. Weiss Peck is an investment advisor registered under the Advisers Act.

Name and Position with              Other Company/ Business/Employment      Position/Relationship with
Weiss Peck                                                                  other Company
Nassos Michas, President & Chief    New York Stock Exchange--International
Executive Officer                   Advisory Board
                                    11 Wall Street
                                    New York, NY 10005

Ronald Monroe Hoffner, Managing     None                                    None
Director & Chief Financial Officer


Item 27.  Principal Underwriter.

(a) AssetMark Capital Corporation, 2300 Contra Costa Boulevard, Suite 425, Pleasant Hill, CA 94523-3967, the Distributor for shares of the Registrant, does not act as principal underwriter for any other fund.

(b) To the best of Registrant's knowledge, the directors and executive officers of AssetMark Capital Corporation are as follows:


Name and Principal         Position and Offices with      Positions and Offices with
Business Address           AssetMark Capital Corporation  Registrant

-------------------------- ------------------------------ -------------------------------------
Ronald Dennis Cordes       President                      President, Chairperson & Trustee
-------------------------- ------------------------------ -------------------------------------
Brian Robert O'Toole       Vice President                 None
-------------------------- ------------------------------ -------------------------------------
Richard Thomas O'Toole     Vice President                 None
-------------------------- ------------------------------ -------------------------------------
Richard Edward Steiny      Secretary & Treasurer          None
-------------------------- ------------------------------ -------------------------------------

The address of each of the foregoing is 2300 Contra Costa Boulevard, Suite 425, Pleasant Hill, CA 94523.

Item 28.  Location of Accounts and Records.

     The books and records  required to be  maintained  by Section  31(a) of the
Investment  Company  Act  of  1940,  as  amended,   and  the  rules  promulgated
thereunder, are maintained in the following locations:


Records Relating to:                                    Are located at:
-------------------                                     ---------------
Registrant's Fund Accountant, Administrator and         Firstar Mutual Fund Services, LLC
Transfer Agent                                          615 East Michigan Street
                                                        Milwaukee, WI  53202

Registrant's Investment Advisor                         AssetMark Investment Services, Inc.
                                                        2300 Contra Costa Boulevard, Suite 425
                                                        Pleasant Hill, CA 94523-3967

Brandes Investment Partners, L.P.                       Brandes Investment Partners, L.P.
                                                        11988 El Camino Real, Suite 500
                                                        P.O. Box 919048

Deutsche Asset Management                               Deutsche Asset Management
                                                        130 Liberty Street 17th Floor
                                                        New York, NY 10006

TCW Investment Management Company                       TCW Investment Management Company
                                                        865 South Figueroa St., Suite 1800
                                                        Los Angeles, CA 90017

Provident Investment Counsel                            Provident Investment Counsel
                                                        300 North Lake Avenue
                                                        Pasadena, CA 91101

Cramer Rosenthal McGlynn, LLC                           Cramer Rosenthal McGlynn, LLC
                                                        520 Madison Avenue, 32nd Floor
                                                        New York, NY 10022

Ariel Capital Management, Inc.                          Ariel Capital Management, Inc.
                                                        200 East Randolph Drive, Suite 2900
                                                        Chicago, IL 60601

William Blair & Co., LLC                                William Blair & Co., LLC
                                                        222 West Adam Street, 13th Floor
                                                        Chicago, IL 60606

Lazard Asset Management                                 Lazard Asset Management
                                                        30 Rockefeller Plaza
                                                        New York, NY 10112-6300

Lombard Odier International Portfolio Management        Lombard Odier International
Limited                                                 Portfolio Management Limited
                                                        12 East 49th Street
                                                        New York, NY 10017

Lend Lease Rosen Real Estate Securities, LLC            Lend Lease Rosen Real Estate Securities, LLC
                                                        1995 University Avenue #550
                                                        Berkeley, CA 94704

Weiss Peck & Greer Investments                          Weiss Peck & Greer Investments
                                                        One New York Plaza, 30th Floor
                                                        New York, NY 10004-1950

Registrant's Custodian                                  Firstar Bank, N.A.
                                                        425 Walnut Street
                                                        Cincinnati, OH  54202

Registrant's Distributor                                AssetMark Capital Corporation
                                                        2300 Contra Costa Boulevard, Suite 425
                                                        Pleasant Hill, CA 94523-3967


Item 29.  Management Services Not Discussed in  Parts A and B.

          Not applicable.

Item 30.  Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.


SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of Pleasant Hill and the State of California on the 10th day of May, 2001.

                                        ASSETMARK FUNDS


                                        By:  /s/ Ronald D. Cordes
                                        -------------------------------
                                            Ronald D. Cordes
                                            President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on May 10, 2001 by the following persons in the capacities indicated.


Signature                             Title

/s/ Ronald D. Cordes                  President, Trustee and Chairperson
---------------------------
Ronald D. Cordes

/s/ Richard Steiny         *          Trustee
----------------------------
Richard Steiny

/s/ William J. Klipp*                 Independent Trustee
---------------------------
William J. Klipp

/s/ Leonard H. Rossen*                Independent Trustee
---------------------------
Leonard H. Rossen

/s/ R. Thomas DeBerry*                Independent Trustee
---------------------------
R. Thomas DeBerry

/s/ John Whittaker*                   Vice President
---------------------------
John Whittaker

/s/ Carrie Hansen*                    Treasurer and Principal Accounting Officer
---------------------------
Carrie Hansen

/s/ Teresa Escano*                    Secretary
---------------------------
Teresa Escano

* By /s/ Ronald D. Cordes
  -------------------------
         Ronald D. Cordes
        Attorney-in-Fact pursuant to
        Power of Attorney filed herewith


EXHIBIT INDEX

                                                                     Exhibit
Consent of Independent Public Accountants - PricewaterhouseCoopers
LLP dated May 11, 2001                                              EX-99.j